Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Provisions [abstract]
Summary of Provisions

TCHF	Contingent consideration (i)	Legal and regulatory (ii)	Other (iii)	Total
Balance at December 31, 2022	10,867	136	—	11,003
Addition	—	—	235	235
Unwinding of discount on provisions	303	—	—	303
Variation due to assumption adjustment	(4,782)	—	—	(4,782)
Foreign exchange difference	(185)	—	—	(185)
Utilization	—	(136)	—	(136)

Balance at December 31, 2023	6,203	—	235	6,438

thereof current	—	—	235	235
thereof non-current	6,203	—	—	6,203